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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.


             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING:  October 31, 2001



                Name of Registrant : The SMALLCap Fund, Inc. (TM)
                                     By: Fran Pollack-Matz,  Secretary

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                                                                     Approximate Asset
                                                                    Value or approximate
                                      Number of                      asset coverage per
  Date of each     Identification       Shares        Price per       share at time of      Name of Seller or
   Transaction      of Security       Purchased         Share             purchase          of Seller's Broker
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
     10/01/01       Common Stock        3,200           9.406              10.620             Weeden & Co. LP
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     10/05/01       Common Stock        3,200           9.920              11.028             Weeden & Co. LP
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     10/12/01       Common Stock       10,000          10.240              11.429             Weeden & Co. LP
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     10/12/01       Common Stock        3,600          10.240              11.429             Weeden & Co. LP
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     10/15/01       Common Stock        1,000          10.130              11.262             Weeden & Co. LP
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     10/17/01       Common Stock        5,000          10.200              11.341             Weeden & Co. LP
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     10/17/01       Common Stock        3,400          10.200              11.341             Weeden & Co. LP
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     10/19/01       Common Stock        2,000           9.850              10.947             Weeden & Co. LP
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     10/29/01       Common Stock        5,700          10.126              11.293             Weeden & Co. LP
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     10/30/01       Common Stock        5,700          10.000              11.128             Weeden & Co. LP
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     10/30/01       Common Stock        5,000          10.000              11.128             Weeden & Co. LP
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